Financial Liabilities - Summary of Financial Liabilities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	¥ 21,340,973	¥ 21,044,128
Cash flow	3,201,402	1,512,689
Acquisitions	114,394	152,870
Reclassification	0
Changes in foreign currency exchange rates	1,188,491	(916,328)
Changes in fair value	0
Other	(185,625)	(452,385)
Ending balance	25,659,635	21,340,973
Current liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	9,906,755	9,701,813
Cash flow	(6,454,814)	(4,177,880)
Acquisitions	0
Reclassification	8,692,730	4,779,973
Changes in foreign currency exchange rates	221,047	(189,672)
Changes in fair value	0
Other	(153,657)	(207,481)
Ending balance	12,212,060	9,906,755
Current liabilities [Member] | Short-term debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	5,295,448	5,366,876
Cash flow	(1,038,438)	279,033
Acquisitions	0
Reclassification	0
Changes in foreign currency exchange rates	220,056	(217,633)
Changes in fair value	0
Other	(137,175)	(132,828)
Ending balance	4,339,890	5,295,448
Current liabilities [Member] | Current portion of long-term debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	4,568,140	4,247,655
Cash flow	(5,371,616)	(4,421,058)
Acquisitions	0
Reclassification	8,421,718	4,749,465
Changes in foreign currency exchange rates	0	28,316
Changes in fair value	0
Other	(33,905)	(36,238)
Ending balance	7,584,337	4,568,140
Current liabilities [Member] | Current portion of long-term lease liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	43,166	87,282
Cash flow	(44,760)	(35,855)
Acquisitions	0
Reclassification	30,299	30,508
Changes in foreign currency exchange rates	991	(354)
Changes in fair value	0
Other	17,424	(38,415)
Ending balance	47,120	43,166
Current liabilities [Member] | Class share [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	0
Cash flow	0
Acquisitions	0
Reclassification	240,712
Changes in foreign currency exchange rates	0
Changes in fair value	0
Other	0
Ending balance	240,712	0
Non current liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	11,434,219	11,342,315
Cash flow	9,656,216	5,690,569
Acquisitions	114,394	152,870
Reclassification	(8,692,730)	(4,779,973)
Changes in foreign currency exchange rates	967,445	(726,657)
Changes in fair value	0
Other	(31,968)	(244,905)
Ending balance	13,447,575	11,434,219
Non current liabilities [Member] | Long-term debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	10,669,599	10,538,007
Cash flow	9,914,667	5,690,569
Acquisitions	0
Reclassification	(8,421,718)	(4,749,465)
Changes in foreign currency exchange rates	963,179	(724,879)
Changes in fair value	0
Other	8,076	(84,631)
Ending balance	13,133,804	10,669,599
Non current liabilities [Member] | Long-term lease liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	265,879	306,398
Cash flow	0
Acquisitions	114,394	152,870
Reclassification	(30,299)	(30,508)
Changes in foreign currency exchange rates	4,266	(1,778)
Changes in fair value	0
Other	(40,468)	(161,103)
Ending balance	313,771	265,879
Non current liabilities [Member] | Class share [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	498,740	497,910
Cash flow	(258,451)
Acquisitions	0
Reclassification	(240,712)
Changes in foreign currency exchange rates	0
Changes in fair value	0
Other	424	830
Ending balance	0	498,740
Derivatives [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	182,726	95,895
Cash flow	(44,563)	(19,567)
Acquisitions	0
Reclassification	0
Changes in foreign currency exchange rates	55	(3,627)
Changes in fair value	(135,007)	110,025
Other	0
Ending balance	¥ 3,211	¥ 182,726